Asset impairment (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($) aircraft	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) aircraft	Jun. 30, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment	$ 17,819	$ 13,978	$ 22,850	$ 16,086
Flight Equipment Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment			$ 800
Number of aircraft held for sale | aircraft	1		1